Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases abstract [Abstract]
Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position	Amounts recognized in the Consolidated Statements of Financial Position

	2025	2024
Right-of-use assets
Offices	2,995	3,645
	2,995	3,645

	2025	2024
Lease liabilities
Current	1,076	1,137
Non-current	2,309	2,863
	3,385	4,000

Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income	Amounts recognized in the Consolidated Statements of Comprehensive Income
The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2025	2024
Amortization of right-of-use assets
Offices	730	421
	730	421
Interest charges for lease liabilities (included within Finance Costs line item)	254	501
Leases expense for short-term leases (included within General and administrative expense line item)	943	823